Related-Party Transactions	12 Months Ended
Dec. 31, 2020
Related-Party Transactions
Related-Party Transactions

24. Related-Party Transactions

Details of transactions between the Company and related parties are disclosed below.

(a) Compensation of the Supervisory Board

The remuneration of the supervisory board members in 2020 is set out in the table below:

	2020
	Short term	Post-employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	—	—	123	123
Mr. Antoine Papiernik	—	—	—	—
Ms. Alison Lawton	34	—	123	157
Mr. James Shannon	45	—	125	170
Mr. Bart Filius	41	—	104	145
Ms. Theresa Heggie	36	—	99	135
	156	—	574	730

In 2020, Mr. Valerio and Mr. Papiernik waived their short-term benefits in support to the Company during the COVID-19 pandemic.

The remuneration of the supervisory board members in 2019 is set out in the table below:

	2019
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	74	—	106	180
Mr. Antoine Papiernik	104	—	—	104
Ms. Alison Lawton	41	—	107	148
Mr. Paul Baart	144	—	—	144
Mr. James Shannon	48	—	109	157
Mr. Bart Filius	30	—	26	56
Ms. Theresa Heggie	19	—	18	37
	460	—	366	826

The 2018 remuneration is set out in the table below:

	2018
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	36	—	69	105
Mr. Antoine Papiernik	72	—	—	72
Ms. Alison Lawton	31	—	75	106
Mr. Paul Baart	80	—	—	80
Mr. James Shannon	33	—	73	106
	252	—	217	469

As at December 31, 2020:

•

Mr. Dinko Valerio holds 693,420 ordinary shares in the Company, as well as 155,458 options. These options vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant. In 2020, Mr. Valerio was granted 24,615 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 8.82 per option. In 2019, Mr. Valerio was granted 14,918 options at an average exercise price of € 13.78 per option. In 2018, Mr. Valerio was granted 27,500 options at an average exercise price of € 2.74 per option. On September 12, 2017, Mr. Valerio provided a convertible loan to Amylon Therapeutics B.V. This loan is interest-bearing at an average rate of 8% per annum and is convertible into a variable number of ordinary shares at the option of the holder or the Company in case financing criteria are met. The unconverted loan became payable on demand after 24 months in equal quarterly terms.

•

Mr. Antoine Papiernik does not hold any shares or options in the Company. As a managing partner of Sofinnova Partners SAS, the management company of Sofinnova Capital VII FCPR, holder of 2,764,194 ordinary shares, Mr. Papiernik may be deemed to have share voting and investment power with respect to such shares.

•

Ms. Alison Lawton holds 136,006 options. In 2020, Ms. Lawton was granted 24,615 options under the Option Plan to acquire depositary receipts issued for ordinary shares at with an exercise price of € 8.82 per option. In 2019, Ms. Lawton was granted 14,918 options with an average exercise price of € 13.78 per option. In 2018, Ms. Lawton was granted 27,500 options with an average exercise price of € 2.74 per option. Under these option grants, options vest in four equal annual tranches of 25%, commencing at the first anniversary of the date of grant.

•

Mr. James Shannon holds 61,538 ordinary shares in the Company and 132,266 options. In 2020, Mr. Shannon was granted 24,615 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 8.82 per option. In 2019, Mr. Shannon was granted 14,918 options at an exercise price of € 13.78 per option. In 2018, Mr. Shannon was granted 27,500 options at an exercise price of € 2.74 per option. Under these option grants, options vest in four equal annual tranches of 25%, commencing at the first anniversary of the date of grant.

•

Mr. Bart Filius holds 37,370 options. These options vest in four equal annual tranches of 25%, commencing at first anniversary of the date of grant. In 2020, Mr. Filius was granted 24,615 options under the Option Plan to acquire depositary receipts issued for ordinary shares at with an exercise price of € 8.82 per option. In 2019, Mr. Filius was granted 12,755 options at an exercise price of € 10.47 per option.

•

Ms. Theresa Heggie holds 37,949 options. These options vest in four equal annual tranches of 25%, commencing at the first anniversary of the date of grant. In 2020, Ms. Heggie was granted 24,615 options under the Option Plan to acquire depositary receipts issued for ordinary shares at with an exercise price of € 8.82 per option. In 2019, Ms. Heggie was granted 13,334 options at an exercise price of € 8.00 per option.

(b) Compensation of key management

Our management board is supported by our officers, or senior management. The total remuneration of the management board and senior management in 2020 amounted to € 7,693,000 with the details set out in the table below:

	2020
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	689	10	1,925	2,624
Management Board	689	10	1,925	2,624
Senior Management	1,620	55	3,394	5,069
	2,309	65	5,319	7,693
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer, of € 240,000 based on goals realized in 2020.

The total remuneration of the management board and senior management in 2019 amounted to € 6,117,000 with the details set out in the table below:

	2019
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	722	10	1,533	2,265
Management Board	722	10	1,533	2,265
Senior Management	1,545	48	2,259	3,852
	2,267	58	3,792	6,117
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer of € 273,000 based on goals realized in 2019.

The total remuneration of the management board and senior management in 2018 amounted to € 5,481,000 with the details set out in the table below:

	2018
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	726	9	668	1,403
Mr. R.K. Beukema[2]	809	16	464	1,289
Management Board	1,535	25	1,132	2,692
Senior Management	1,726	64	999	2,789
	3,261	89	2,131	5,481
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer of € 281,000 based on goals realized in 2018.
2	Short term employee benefits includes a bonus for Mr. René Beukema of € 134,000 based on goals realized in 2018.

As at December 31, 2020:

•

Mr. Daniel de Boer holds 705,309 ordinary shares in the Company as well as 1,477,376 options. In 2020, Mr. de Boer was awarded 395,561 options to acquire ordinary shares at an exercise price of € 8.82 per option. In 2019, Mr. de Boer was awarded 253,192 options at an exercise price of € 13.78 per option. In 2018, Mr. de Boer was awarded 379,285 options at an exercise price of € 2.74 per option. These options vest over four years in equal annual installments and had a remaining weighted-average contractual life of 7.2 years as at December 31, 2020.

ProQR does not grant any loans, advance payments and guarantees to members of the Management and Supervisory Board.